Pension Plans and Similar Obligations	12 Months Ended
Dec. 31, 2018
Pension Plans and Similar Obligations
Pension Plans and Similar Obligations

(B.4) Pension Plans and Similar Obligations

Accounting Policy

Pension expense includes the amounts recorded for our defined benefit and defined contribution plans. Expenses for local state pension plans are included in social security expense. The discount rates used in measuring our post-employment benefit assets and liabilities are derived from rates available on high-quality corporate bonds and government bonds for which the timing and amounts of payments match the timing and the amounts of our projected pension payments. Net interest expense and other expenses related to defined benefit plans are recognized as employee benefits expenses and classified in our Consolidated Income Statements according to the activities that the employees owning the awards perform. Since our domestic defined benefit pension plans primarily consist of an employee-financed post-retirement plan that is fully financed with qualifying insurance policies, current service cost may become a credit as a result of adjusting the defined benefit liability’s carrying amount to the fair value of the qualifying plan assets. Such adjustments are recorded in service cost. Total expenses on defined benefit pension plans comprise related current and past service costs as well as interest income and expense.

Defined Benefit Plans

Present Value of the Defined Benefit Obligations (DBO) and the Fair Value of the Plan Assets

€ millions	Domestic Plans		Foreign Plans		Other Post-Employment		Total
					Plans
	2018	2017	2018	2017	2018	2017	2018	2017
Present value of the DBO	886	857	418	382	132	118	1,436	1,357
Fair value of the plan assets	878	848	355	319	59	56	1,292	1,223
Net defined benefit liability (asset)	8	9	63	63	73	62	144	134
Portion of net defined benefit liability (asset) recognized in the Consolidated Statement of Financial Position - % of:
Non-current other financial assets	0	0	0	0	0	0	0	0
Non-current provisions	3	3	24	20	27	19	54	41

€824 million (2017: €794 million) of the present value of the DBO of our domestic plans relate to plans that provide for lump-sum payments not based on final salary, and €356 million (2017: €329 million) of the present value of the defined benefit obligations of our foreign plans relate to plans that provide for annuity payments not based on final salary.

The following significant weighted average assumptions were used for the actuarial valuation of our domestic and foreign pension liabilities as well as other post-employment benefit obligations as at the respective measurement date:

Significant Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Post-Employment Plans
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Discount rate	2.3	2.3	2.1	1.0	0.8	0.6	4.2	3.9	4.0

The sensitivity analysis table below shows how the present value of all defined benefit obligations would have been influenced by reasonably possible changes to significant actuarial assumptions. The sensitivity analysis considers change in discount rate assumptions, holding all other actuarial assumptions constant.

Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Post-Employment Plans			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Present value of defined benefit obligations if:
Discount rate was 50 basis points higher	836	806	800	391	357	344	126	114	93	1,353	1,277	1,237
Discount rate was 50 basis points lower	940	912	913	450	411	398	141	123	101	1,531	1,446	1,412

Investments in Plan Assets

Our investment strategy on domestic benefit plans is to invest all contributions in stable insurance policies.

Our investment strategies for foreign benefit plans vary according to the conditions in the country in which the respective benefit plans are situated. We have adopted a long-term investment horizon for all major foreign benefit plans. Although our policy is to invest in a risk-diversified portfolio consisting of a mix of assets, both the defined benefit obligation and plan assets can fluctuate over time, which exposes the Group to actuarial and market (investment) risks. Depending on the statutory requirements in each country, it might be necessary to reduce any underfunding by addition of liquid assets.

Plan Asset Allocation

€ millions	2018		2017
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market

Total plan assets	387	905	350	873
Thereof: Asset category
Equity investments	116	0	105	0
Corporate bonds	142	0	122	0
Insurance policies	5	905	5	873

Our expected contribution in 2019 to our domestic and foreign defined benefit pension plans is immaterial. The weighted duration of our defined benefit plans amounted to 12 years as at December 31, 2018, and 13 years as at December 31, 2017.

Total future benefit payments from our defined benefit plans as at December 31, 2018, are expected to be €1,783 million (2017: €1,670 million). Of this amount, 80% has maturities of over five years, and 66% relates to domestic plans.

Defined Contribution Plans/State Plans

We also maintain domestic and foreign defined contribution plans. Amounts contributed by us under such plans are based on a percentage of the employees’ salaries or on the amount of contributions made by employees. Furthermore, in Germany and some other countries, we make contributions to public pension plans that are operated by national or local government or similar institutions.

Total Expense of Defined Contribution Plans and State Plans

€ millions	2018	2017	2016
Defined contribution plans	280	260	234
State plans	630	603	529
Total expense	910	863	763